Due to banks and correspondents	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Due to banks and correspondents
12.	Due to banks and correspondents

(a)	This caption is comprised of the following:

	2021	2020
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	6,332,527	7,736,322
Promotional credit lines (c)	1,595,405	1,453,397
Loans received from foreign entities (d)	322,947	427,278
Loans received from Peruvian entities	226,713	1,117

	8,477,592	9,618,114
Interest and commissions payable	45,257	42,763

	8,522,849	9,660,877

By term -
Short term	1,068,838	1,769,403
Long term	7,454,011	7,891,474

Total	8,522,849	9,660,877

(b)
As part of the exceptional measures implemented to mitigate the financial and economic impact generated by the
Covid-19
pandemic, see Note 1(b), the BCRP issued a series of regulations related to the loans repurchase agreements. In this sense, during 2021, Interbank took in repurchase agreements of loan portfolio for an amount of S/4,183,571,000 (S/5,887,938,000 during 2020, which was aimed to the “Reactiva Peru” program;
see
Note 1(b)).

As of December 31, 2021,
the repurchase agreement
s
include repurchase operations on loans represented by securities according to which Interbank received a debit in local currency for approximately S/
4,389,903,000
(S/
5,887,938,000
as of December 31, 2020), and gives to commercial and micro and small business loans as guarantee; see Note 6(a). As of December 31, 2021, these obligations had
maturities between
May 2023 and November 2025
, and accrue
d
interest at effective rates
0.50
percent; these operations accrued interest payable for approximately S/
11,218,000
(as of December 31, 2020, these obligations have maturities between
May 2023 and December 2023
, and accrue interest at effective rates between
0.50
 percent and
0.51
 percent; these operations accrued interest payable for S/
14,602,000
)
Likewise, as of December 31, 2021 and 2020,
it
corresponds to currency repurchase operations according to which Interbank receives Soles for approximately S/370,000,000 and S/520,000,000, respectively, and delivers US Dollars to the BCRP (for an amount equivalent to the one received). The US Dollars delivered are recorded as restricted funds; see Note 4(d). As of December 31, 2021, these obligations have maturities in March 2022 and bear an effective interest rate between 2.74 and 3.29 percent; these operations generated interest payable of
approximately S/19,925,000 (as of December 31, 2020,
these obligation
s had
maturities between March 2021 and March 2020, and
had an

effective interest rate between 2.74 and 3.46
percent; these operations generated accrued interest for
approximately S/12,656,000).

Additionally, as of December 31, 2021, it includes repurchase agreements whereby Interbank receives Soles for approximately S/1,572,624,000 and delivers securities of its investment portfolio as guarantees. In relation to said operations, Interbank delivered Peruvian Sovereign Bonds as guarantee, which are recorded as investments at fair value through other comprehensive income and investments at amortized cost; see Note 5(b) and (d), respectively. These operations have a maturity between April 2023 and October 2024 and bear interest at effective interest rates between 0.50 percent and 2.04 percent. These operations bear interest payable for approximately S/9,746,000 (as of December 31, 2020, Interbank received a loan in Soles for approximately S/1,328,384,000, and gave as guarantee Peruvian Sovereign Bonds, which are recorded as investments at amortized cost, see Note 5(d), with maturities between March 2021 and July 2024, and bear interest at effective interest rates between 0.50 percent and 2.92 percent, and bear interest payable for approximately S/12,197,000).

(c)
Promotional credit lines are loans in Soles and US Dollars from the Corporación Financiera de Desarrollo (henceforth “COFIDE”) and Fondo Mivivienda (henceforth “FMV”) whose purpose is to promote development in Peru. These liabilities are guaranteed by a loan portfolio up to the amount of the line and include specific agreements on the use of funds, the financial conditions to be met and other management issues. In Management’s opinion, Interbank is meeting these requirements.

As of December 31, 2021, COFIDE’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 7.55 percent and 7.67 percent, and matured in
January 2027 and in foreign currency fluctuated between 5.86 and 8.05 percent, and maturities between December 2029 and October 2034 (as of December 31, 2020, they accrued, in local currency, an effective annual interest rate that fluctuated between 7.55 percent and 7.67 percent, and matured
in January 2027, and in foreign currency fluctuated between 5.99 percent and 8.39 percent, and maturities between October 2029 and October 2034).

As of December 31, 2021, FMV’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 5.00 percent and 8.30 percent, and maturities between January 2022 and December 2046 and in foreign currency, 7.75 percent, and maturities between February 2022 and November 2028 (as of December 31, 2020, accrued in local currency, an effective annual interest rate between 5.00 and 8.30 percent, and maturities between January 2021 and December 2045, and in foreign currency, 7.75 percent and maturities between January 2021 and November 2028).

(d)	As of December 31, 2021 and 2020, it corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2021	2020
			S/(000)	S/(000)
Credit Suisse First Boston (e)	Switzerland	2022/2021	159,480	217,260
Development Bank of Latin America (f)	Supranational	2022	139,545	126,735
Bank J. Safra Sarasin (g)	Switzerland	2022/2021	23,922	83,283

			322,947	427,278

As of December 31, 2021, the operations with foreign entities accrue interest at effective annual rates between 0.43 and 1.62 percent (effective annual rates between
0.69
 percent and 2.87 percent, as of December 31, 2020).

(e)
As of December 31, 2021, it corresponds to a loan received by Inteligo Bank in December 2021 for US$40,000,000, which accrues interest at an effective annual rate of 0.65 percent, guaranteed by corporate bonds. As of December 31, 2020, it corresponded to a loan received by Inteligo Bank in December 2020 for
US$60,000,000, which accrued interest at an effective annual rate of 0.69 percent and it was guaranteed by corporate bonds. See Note 5(b).

(f)
As of December 31, 2021 and 2020, it corresponds to a financing from the Development Bank of Latin America in foreign currency for US$
35,000,000
, equivalent to S/139,545,000 and S/126,735,000, respectively, maturing in 2022, which accrues interest at a
6-month
LIBOR rate plus 0.57 percent.

(g)
As of December 31, 2021, it corresponds to a loan received by Inteligo Bank in December 2021 for US$6,000,000, which accrues interest at an effective annual rate of 0.84 percent, which is guaranteed by corporate bonds. As of December 31, 2020, it corresponded to a loan received by Inteligo Bank in December 2020 for US$23,000,000, which accrued interest at an effective annual rate of 0.85 percent and it was guaranteed by corporate bonds. See Note 5(b).

(h)	As of December 31, 2021 and 2020, maturities include the following:

Year	2021	2020
	S/(000)	S/(000)
2021	—	1,769,403
2022	1,068,838	616,029
2023	3,685,027	6,163,587
2024 onwards	3,768,984	1,111,858

Total	8,522,849	9,660,877